Financial risk management and financial instruments - Variable Rate Sensitivity (Details) - Interest rate risk - Variable - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis	1.00%	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%	1.00%
South Africa
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 27	R (66)
Income statement impact of decrease in risk variable	(27)	66
Europe
Financial risk management and financial instruments
Income statement impact of increase in risk variable	15	6
Income statement impact of decrease in risk variable	R (15)	(6)
Minimum reasonably possible repo interest rate	0.00%
United States of America
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R (433)	(362)
Income statement impact of decrease in risk variable	R 433	362
Minimum reasonably possible repo interest rate	0.00%
Other
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 12	18
Income statement impact of decrease in risk variable	R (12)	R (18)